Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DUPREE MUTUAL FUNDS
Entity Central Index Key	0000311101
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Alabama Tax-Free Income Series
Shareholder Report [Line Items]
Fund Name	Alabama Tax-Free Income Series
Class Name	Alabama Tax-Free Income Series
Trading Symbol	DUALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alabama Tax-Free Income Series (the “Fund”) for the period from July 1, 2025, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866-0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Alabama Tax-Free Income Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
Longer-dated municipal bonds generally outperformed shorter-dated municipal bonds during the
12-month
period ended June 30, 2026 (the “Review Period”). The Federal Reserve cut the fed funds rate three times during the Review Period, causing yields to decline and bond prices to rise.
The Fund provided a total return of 8.51% during the Review Period, which was higher than the total return of 7.03% provided by the Bloomberg Municipal Bond Index (the “Muni Index”). The Fund’s outperformance was primarily due to the fact that it had a longer, average nominal maturity of 15.73 years versus 13.39 years for the Muni Index, which gave the Fund greater sensitivity to interest rate changes and allowed it to benefit more from the decline in yields during the Review Period.
During the Review Period, the Fund’s use of its current investment strategy did not cause the Fund’s performance to deviate materially from the manager’s expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal ye
ars of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]	Average annual total return values (as of June 30, 2026):

	1 Year	5 Years	10 Years

Alabama Tax-Free Income Series	8.51%	0.57%	1.73%

Bloomberg Municipal Bond Index	7.03%	1.05%	2.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,326,323
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 58,564
Investment Company, Portfolio Turnover	5.24%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$18,326,323

Total number of portfolio holdings	61

Total advisory fees paid	$58,564

Portfolio turnover rate as of the end of year	5.24%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the inves
tm
ent makeup of the Fund, re
pre
senting the percentage of total investments and/or total net assets of the Fund.
Composition

Credit Quality*

All ratings are assigned by Moody’s Ratings, a Nationally Recognized Statistical Rating Organization (“NRSRO”), unless otherwise noted. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at
www.dupree-funds.com/documents
.

Credit Quality Explanation [Text Block]	All ratings are assigned by Moody’s Ratings, a Nationally Recognized Statistical Rating Organization (“NRSRO”), unless otherwise noted. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings.
Credit Ratings Selection [Text Block]	All ratings are assigned by Moody’s Ratings, a Nationally Recognized Statistical Rating Organization (“NRSRO”), unless otherwise noted. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments.
Kentucky Tax-Free Income Series
Shareholder Report [Line Items]
Fund Name	Kentucky Tax-Free Income Series
Class Name	Kentucky Tax-Free Income Series
Trading Symbol	KYTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kentucky Tax-Free Income Series (the “Fund”) for the period from July 1, 2025, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866-0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Kentucky Tax-Free Income Series	$60	0.60%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
Longer-dated municipal bonds generally outperformed shorter-dated bonds during the
12-month
period ended June 30, 2026 (the “Review Period”). The Federal Reserve cut the fed funds rate three times during the Review Period, causing yields to decline and bond prices to rise.
The Fund provided a total return of 7.65% during the Review Period which was higher than the Bloomberg Municipal Bond Index (“Muni Index”) which provided a total return of 7.03%. The Fund’s outperformance was primarily due to the fact that it had an average nominal maturity of 13.94 years versus 13.39 years for the Muni Index, which gave the Fund greater price sensitivity to the decline in interest rates during the Review Period and, in turn, greater price appreciation than the Muni Index.
During the Review Period, the Fund’s use of its current investment strategy did not cause the Fund’s performance to deviate materially from the manager’s expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account v alue
s at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]	Average annual total return values (as of June 30, 2026):

	1 Year	5 Years	10 Years

Kentucky Tax-Free Income Series	7.65%	0.81%	1.80%

Bloomberg Municipal Bond Index	7.03%	1.05%	2.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 701,781,961
Holdings Count | Holding	400
Advisory Fees Paid, Amount	$ 2,823,278
Investment Company, Portfolio Turnover	8.49%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$701,781,961

Total number of portfolio holdings	400

Total advisory fees paid	$2,823,278

Portfolio turnover rate as of the end of year	8.49%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total investments and/or total net assets of the Fund.
Composition

Credit Quality*

All ratings are assigned by Moody’s ratings, a Nationally Recognized Statistical Rating Organization (“NRSRO”), unless otherwise noted. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments.
See Schedules of Portfolio Investments for individual bond ratings.
Visit our website at www.dupree-funds.com/documents.

Credit Quality Explanation [Text Block]
All ratings are assigned by Moody’s ratings, a Nationally Recognized Statistical Rating Organization (“NRSRO”), unless otherwise noted. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments.
See Schedules of Portfolio Investments for individual bond ratings.

Credit Ratings Selection [Text Block]	All ratings are assigned by Moody’s ratings, a Nationally Recognized Statistical Rating Organization (“NRSRO”), unless otherwise noted. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments.
Mississippi Tax-Free Income Series
Shareholder Report [Line Items]
Fund Name	Mississippi Tax-Free Income Series
Class Name	Mississippi Tax-Free Income Series
Trading Symbol	DUMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mississippi Tax-Free Income Series (the “Fund”) for the period from July 1, 2025, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866-0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mississippi Tax-Free Income Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
Longer-dated municipal bonds generally outperformed shorter-dated bonds during the
12-month
period ended June 30, 2026 (the “Review Period”). The Federal Reserve cut the fed funds rate three times during the Review Period, causing yields to decline and bond prices to rise.
The Fund provided a total return of 6.93% during the Review Period which was lower than the 7.03% total return provided by the Bloomberg Municipal Bond Index (the “Muni Index”). The Fund’s slight underperformance relative to the Muni Index was due primarily to the Fund’s shorter duration, as the Fund’s duration of 4.56 years, versus 6.48 years for the Muni Index., reduced the Fund’s sensitivity to interest rate movements and resulted in comparatively lower returns during the Review Period. Additionally, unlike the Fund, the Muni Index does not reflect any expenses and/or transaction costs.
During the Review Period, the Fund’s use of its current investment strategy did not cause the Fund’s performance to deviate materially from the manager’s expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]	Average annual total return values (as of June 30, 2026):

	1 Year	5 Years	10 Years

Mississippi Tax-Free Income Series	6.93%	0.55%	1.51%

Bloomberg Municipal Bond Index	7.03%	1.05%	2.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,180,107
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.97%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$4,180,107

Total number of portfolio holdings	27

Total advisory fees paid	$0

Portfolio turnover rate as of the end of year	2.97%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total investments and/or total net assets of the Fund.
Composition

Credit Quality*

All ratings are assigned by Moody’s Ratings, a Nationally Recognized Statistical Rating Organization (“NRSRO”), unless otherwise noted. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Credit Quality Explanation [Text Block]	All ratings are assigned by Moody’s Ratings, a Nationally Recognized Statistical Rating Organization (“NRSRO”), unless otherwise noted. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings.
Credit Ratings Selection [Text Block]	See Schedules of Portfolio Investments for individual bond ratings.
North Carolina Tax-Free Income Series
Shareholder Report [Line Items]
Fund Name	North Carolina Tax-Free Income Series
Class Name	North Carolina Tax-Free Income Series
Trading Symbol	NTFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the North Carolina Tax-Free Income Series (the “Fund”) for the period from July 1, 2025, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866-0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

North Carolina Tax-Free Income Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
Longer-dated municipal bonds generally outperformed shorter-dated bonds during the
12-month
period ended June 30, 2026 (the “Review Period”). The Federal Reserve cut the fed funds rate three times during the Review Period, causing yields to decline and bond prices to rise.
The Fund provided a total return of 7.13% during the Review Period, which was higher than the total return of 7.03% provided by the Bloomberg Municipal Bond Index (the “Muni Index”). The outperformance of the Fund was due primarily to the fact that it had a longer nominal maturity of 14.05 years versus 13.39 years for the Muni Index, which gave the Fund greater sensitivity to interest rate changes and allowed it to benefit more from the decline in yields during the Review Period.
During the Review Period, the Fund’s use of its current investment strategy did not cause the Fund’s performance to deviate materially from the manager’s expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]	Average annual total return values (as of June 30, 2026):

	1 Year	5 Years	10 Years

North Carolina Tax-Free Income Series	7.13%	0.46%	1.50%

Bloomberg Municipal Bond Index	7.03%	1.05%	2.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 107,986,393
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 482,283
Investment Company, Portfolio Turnover	6.89%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$107,986,393

Total number of portfolio holdings	170

Total advisory fees paid	$482,283

Portfolio turnover rate as of the end of year	6.89%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total investments and/or total net assets of the Fund.
Composition

Credit Quality*

All ratings are assigned by Moody’s Ratings, a Nationally Recognized Statistical Rating Organization (“NRSRO”), unless otherwise noted. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Credit Quality Explanation [Text Block]	All ratings are assigned by Moody’s Ratings, a Nationally Recognized Statistical Rating Organization (“NRSRO”), unless otherwise noted. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings.
Credit Ratings Selection [Text Block]	See Schedules of Portfolio Investments for individual bond ratings.
Tennessee Tax-Free Income Series
Shareholder Report [Line Items]
Fund Name	Tennessee Tax-Free Income Series
Class Name	Tennessee Tax-Free Income Series
Trading Symbol	TNTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tennessee Tax-Free Income Series (the “Fund”) for the period from July 1, 2025, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866-0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Tennessee Tax-Free Income Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
Longer-dated municipal bonds generally outperformed shorter-dated bonds during the
12-month
period ended June 30, 2026 (the “Review Period”). The Federal Reserve cut the fed funds rate three times during the Review Period, causing yields to decline and bond prices to rise.
The Fund provided a total return of 8.35% during the Review Period which was higher than the Bloomberg Municipal Bond Index (the “Muni Index”) which provided a total return of 7.03%. The outperformance of the Fund was primarily due to the fact that the Fund had an average nominal maturity of 15.05 years versus 13.39 years for the Muni Index, which lengthened the Fund’s duration and made it more sensitive to the decline in interest rates during the Review Period, resulting in greater price appreciation relative to the Muni Index.
During the Review Period, the Fund’s use of its current investment strategy did not cause the Fund’s performance to deviate materially from the manager’s expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]	Average annual total return values (as of June 30, 2026):

	1 Year	5 Years	10 Years

Tennessee Tax-Free Income Series	8.35%	0.89%	1.59%

Bloomberg Municipal Bond Index	7.03%	1.05%	2.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 50,163,888
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 209,851
Investment Company, Portfolio Turnover	11.48%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$50,163,888

Total number of portfolio holdings	77

Total advisory fees paid	$209,851

Portfolio turnover rate as of the end of year	11.48%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total investments and/or total net assets of the Fund.
Composition

Credit Quality*

All ratings are assigned by Moody’s Ratings, a Nationally Recognized Statistical Rating Organization (“NRSRO”), unless otherwise noted. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Credit Quality Explanation [Text Block]	All ratings are assigned by Moody’s Ratings, a Nationally Recognized Statistical Rating Organization (“NRSRO”), unless otherwise noted. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings.
Credit Ratings Selection [Text Block]	All ratings are assigned by Moody’s Ratings, a Nationally Recognized Statistical Rating Organization (“NRSRO”), unless otherwise noted. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments.
Intermediate Government Bond Series
Shareholder Report [Line Items]
Fund Name	Intermediate Government Bond Series
Class Name	Intermediate Government Bond Series
Trading Symbol	DPIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intermediate Government Bond Series (the “Fund”) for the period from July 1, 2025, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866-0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Intermediate Government Bond Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
Longer-dated government bonds (i.e., U.S. Treasuries and Agencies) generally underperformed shorter-dated government bonds during the twelve-month period ending June 30, 2026 (the “Review Period”). Despite the fact that the Federal Reserve cut the fed funds rate on three separate occasions during the Review Period, short-term treasuries outperformed longer-term U.S. Treasuries because the yield curve remained inverted during the Review Period with yields on the long-end
of the yield curve moving higher (bond prices lower). A resilient economy, sticky inflation, and heightened geopolitical tensions caused investors to demand higher yields on longer-dated bonds.
The Fund provided a total return of 2.35% during the Review Period, which was lower than the total return of 2.67% provided by the Bloomberg Intermediate U.S. Government Bond Index (“Gov. Bond Index”). The Fund’s slight underperformance was mostly due to the fact that the Gov. Bond Index holds a number of Tennessee Valley Authority Agency bonds (“TVA bonds”) in its portfolio which typically yield more than other agencies (the Fund does not hold any TVA bonds). Additionally, unlike the Fund, the Gov. Bond Index does not reflect any expenses and/or transaction costs.
During the Review Period, the Fund’s use of its current investment strategy did not cause the performance to deviate materially from the manager’s expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]
Average annual total return values (as of June 30, 2026):

	1 Year	5 Years	10 Years

Intermediate Government Bond Series	2.35%	1.74%	1.50%

Bloomberg Intermediate U.S. Government Bond Index	2.67%	0.91%	1.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,701,815
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	62.17%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$7,701,815

Total number of portfolio holdings	24

Total advisory fees paid	$0

Portfolio turnover rate as of the end of year	62.17%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total investments and/or total net assets of the Fund.
Composition

Credit Quality*

All ratings are assigned by Moody’s Ratings, a Nationally Recognized Statistical Rating Organization (“NRSRO”), unless otherwise noted. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Credit Quality Explanation [Text Block]	All ratings are assigned by Moody’s Ratings, a Nationally Recognized Statistical Rating Organization (“NRSRO”), unless otherwise noted. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings.
Credit Ratings Selection [Text Block]	All ratings are assigned by Moody’s Ratings, a Nationally Recognized Statistical Rating Organization (“NRSRO”), unless otherwise noted. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments.
Taxable Municipal Bond Series
Shareholder Report [Line Items]
Fund Name	Taxable Municipal Bond Series
Class Name	Taxable Municipal Bond Series
Trading Symbol	DUTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Taxable Municipal Bond Series (the “Fund”) for the period from July 1, 2025, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866-0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Taxable Municipal Bond Series	$86	0.86%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last
year
?
Longer-dated taxable municipal bonds generally outperformed shorter-dated taxable municipal bonds during the
12-month
period ended June 30, 2026 (the “Review Period”). The Federal Reserve cut the fed funds rate three times during the Review Period, causing yields to decline and bond prices to rise.
The Fund provided a total return of 5.23% during the Review Period which was higher than the Bloomberg Taxable Municipal Bond Index (“Taxable Muni Index”) which provided a total return of 5.13%. The Fund’s outperformance was due primarily to its longer average nominal maturity of 17.89 years, versus 13.99 years for the Taxable Muni Index, which made the Fund more sensitive to the declining yields during the Review Period and resulted in greater price appreciation relative to the Taxable Muni Index.
During the Review Period, the Fund’s use of its current investment strategy did not cause the performance to deviate materially from the manager’s expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]	Average annual total return values (as of June 30, 2026):

	1 Year	5 Years	10 Years

Taxable Municipal Bond Series	5.23%	(2.38)%	0.55%

Bloomberg Taxable Municipal Bond Index	5.13%	(0.11)%	2.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,054,944
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.68%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$3,054,944

Total number of portfolio holdings	19

Total advisory fees paid	$0

Portfolio turnover rate as of the end of year	6.68%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total investments and/or total net assets of the Fund.
Composition

Credit Quality*

All ratings are assigned by Moody’s Ratings, a Nationally Recognized Statistical Rating Organization (“NRSRO”), unless otherwise noted. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Credit Quality Explanation [Text Block]	All ratings are assigned by Moody’s Ratings, a Nationally Recognized Statistical Rating Organization (“NRSRO”), unless otherwise noted. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings.
Credit Ratings Selection [Text Block]	All ratings are assigned by Moody’s Ratings, a Nationally Recognized Statistical Rating Organization (“NRSRO”), unless otherwise noted. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments.